Supplemental Cash Flow Information - Narrative (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Disclosure of detailed information about business combination [line items]
Collateral held for letters of credit and corporate credit cards	$ 3.4	$ 3.4
Self-insurance	20.7	22.7
Collateral held for international subsidiaries	0.1	0.1
Insurance coverage for company management	35.7	38.8
Bevo
Disclosure of detailed information about business combination [line items]
Collateral held for acquisition	6.0	0.0
MedReleaf Australia
Disclosure of detailed information about business combination [line items]
Collateral held for acquisition	$ 0.0	$ 0.8